Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic EPS
Net income available to common shareholders	$ 409,167	$ 411,768	$ 300,232
Shares (Denominator)	62,180,448	62,082,827	62,658,414
Per Share Amount	$ 6.58	$ 6.63	$ 4.79
Diluted EPS
Net income available to common shareholders	$ 409,167	$ 411,768	$ 300,232
Potential dilutive common shares	117,830	138,774	151,820
Shares (Denominator)	62,298,278	62,221,601	62,810,234
Per Share Amount (in dollars per share)	$ 6.57	$ 6.62	$ 4.78